Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease liabilities
	As of June 30, 2022	As of December 31, 2021
Cash paid for operating lease liabilities	$208,304	367,200
Remaining lease term	6 months	1 years
Discount rate	1.5%	1.5%

	As of December 31, 2021	As of December 31, 2020
Cash paid for operating lease liabilities	$367,200	367,200
Remaining lease term	1 year	1 year
Discount rate	1.5%	1.5%

Schedule of future minimum lease payments under the non-cancellable operating lease agreements
2022	$105,000
Less imputed interest	(458)
Total lease liability	$104,542

2021	$91,800

Less imputed interest	(229)
Total lease liability	$91,571